CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Revenues	$ 8,748,945	$ 2,858,544
Cost of revenues	(8,260,142)	(2,032,050)
GROSS PROFIT	488,803	826,494
OPERATING EXPENSES
Selling expenses	(12,487)	(20,917)
General and administrative expenses	(812,848)	(209,573)
TOTAL OPERATING EXPENSES	(825,335)	(230,490)
(LOSS) INCOME FROM OPERATIONS	(336,532)	596,004
OTHER EXPENSE
Interest expenses, net of interest income	(57,566)	(67,109)
Other finance cost	(7,016)	(3,851)
Other expense, net	(1,770)
Total other expense, net	(66,352)	(70,960)
(LOSS) INCOME BEFORE INCOME TAXES	(402,884)	525,044
INCOME TAXES BENEFITS (PROVISION)	34,069	(137,384)
NET (LOSS) INCOME	(368,815)	387,660
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment	(61,856)	24,166
COMPREHENSIVE (LOSS) INCOME	$ (430,671)	$ 411,826
Earnings per share - Basic	$ (0.07)	$ 0.07
Earnings per share - Diluted	$ (0.07)	$ 0.07
Weighted Average Number of Ordinary Shares Outstanding - Basic	5,500,000	5,500,000
Weighted Average Number of Ordinary Shares Outstanding - Diluted	5,500,000	5,500,000